Borrowings and Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Short-term Debt [Table Text Block]

(dollars in millions)	2016	2015
Short-term borrowings:
Commercial paper	$522	$727
Other borrowings	79	199
Total short-term borrowings	$601	$926

Schedule of Weighted-average interest rates [Table Text Block]
The weighted-average interest rates applicable to short-term borrowings and total debt were as follows:

	2016	2015
Average interest expense rate - average outstanding borrowings during the year:
Short-term borrowings	1.3%	0.6%
Total debt	4.1%	4.1%

Average interest expense rate - outstanding borrowings as of December 31:
Short-term borrowings	0.6%	0.8%
Total debt	3.7%	4.4%

Long-term Debt [Table Text Block]

(dollars in millions)	2016	2015
5.375% notes due 2017 [1]	—	1,000
1.800% notes due 2017 [1]	1,500	1,500
EURIBOR plus 0.80% floating rate notes due 2018 (€750 million principal value) [2]	783	—
1.778% junior subordinated notes due 2018	1,100	1,100
6.800% notes due 2018	99	99
LIBOR plus 0.350% floating rate notes due 2019 [3]	350	—
1.500% notes due 2019 [1]	650	—
6.125% notes due 2019 [1]	—	1,250
8.875% notes due 2019	271	271
4.500% notes due 2020 [1]	1,250	1,250
4.875% notes due 2020	171	171
1.950% notes due 2021 [1]	750	—
1.125% notes due 2021 (€950 million principal value) [4]	992	—
8.750% notes due 2021	250	250
3.100% notes due 2022 [1]	2,300	2,300
1.250% notes due 2023 (€750 million principal value) [4]	783	817
1.875% notes due 2026 (€500 million principal value) [4]	522	—
2.650% notes due 2026 [1]	1,150	—
7.100% notes due 2027	141	141
6.700% notes due 2028	400	400
7.500% notes due 2029 [1]	550	550
5.400% notes due 2035 [1]	600	600
6.050% notes due 2036 [1]	600	600
6.800% notes due 2036	134	134
7.000% notes due 2038	159	159
6.125% notes due 2038 [1]	1,000	1,000
5.700% notes due 2040 [1]	1,000	1,000
4.500% notes due 2042 [1]	3,500	3,500
4.150% notes due 2045 [1]	850	850
3.750% notes due 2046 [1]	1,100	—
Project financing obligations	155	191
Other (including capitalized leases)	189	306
Total principal long-term debt	23,299	19,439
Other (fair market value adjustments, discounts and debt issuance costs)	1	60
Total long-term debt	23,300	19,499
Less: current portion	1,603	179
Long-term debt, net of current portion	$21,697	$19,320

1
We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.

2
The three-month EURIBOR rate as of December 30, 2016 was approximately -0.319%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.

3	The three-month LIBOR rate as of December 30, 2016 was approximately 0.998%.

4
We may redeem these notes, in whole or in part, at our option at any time. If redeemed earlier than three months prior to the stated maturity date, the redemption price in Euro shall equal the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on an annual basis at a rate based upon a comparable German federal government bond whose maturity is closest to the maturity of the notes plus 15-30 basis points. In addition, the notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.

Schedule of Principal Payments on Long-term Debt [Table Text Block]

(dollars in millions)
2017	$1,603
2018	2,012
2019	1,299
2020	1,460
2021	2,034
Thereafter	14,891
Total	$23,299